UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sound Energy Partners, Inc.

Address:  354 Pequot Avenue
          Southport, Connecticut 06890


13F File Number: 028-11115

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Slavko Negulic
Title:  Chief Financial Officer
Phone:  (203) 254-4500


Signature, Place and Date of Signing:

/s/ Slavko Negulic            Southport, Connecticut         February 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  2

Form 13F Information Table Entry Total:             83

Form 13F Information Table Value Total:             $1,603,720
                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number         Name

1.         028-13236                    Southport Energy Plus Partners, L.P.

2.         028-13524                    Southport Energy Plus Master Fund, L.P.


                                               FORM 13F INFORMATION TABLE
                                                  December 31, 2010



COLUMN 1                        COLUMN  2         COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6        COL 7     COLUMN 8

                                TITLE                        VALUE      SHRS OR   SH/ PUT/  INVESTMENT      OTHER  VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS          CUSIP      (X$1000)   PRN AMT   PRN CALL  DISCRETION      MGRS  SOLE   SHARED NONE
--------------                  --------          -----      --------   -------   --- ----  ----------      ----  ----   ------ ----
ACTIVE POWER INC                COM               00504W100    5,654    2,298,200 SH        SHARED-DEFINED  1     2,298,200
ACTIVE POWER INC                COM               00504W100    5,641    2,293,268 SH        SHARED-DEFINED  2     2,293,268
ARCH COAL INC                   COM               039380100   21,776      621,100 SH        SHARED-DEFINED  1       621,100
ARCH COAL INC                   COM               039380100   21,723      619,600 SH        SHARED-DEFINED  2       619,600
BABCOCK & WILCOX CO NEW         COM               05615F102    7,181      280,603 SH        SHARED-DEFINED  1       280,603
BABCOCK & WILCOX CO NEW         COM               05615F102    7,167      280,070 SH        SHARED-DEFINED  2       280,070
BAKER HUGHES INC                COM               057224107   51,510      901,000 SH        SHARED-DEFINED  1       901,000
BAKER HUGHES INC                COM               057224107   51,396      899,000 SH        SHARED-DEFINED  2       899,000
BARRETT BILL CORP               COM               06846N104   11,319      275,200 SH        SHARED-DEFINED  1       275,200
BARRETT BILL CORP               COM               06846N104   11,303      274,800 SH        SHARED-DEFINED  2       274,800
CAMERON INTERNATIONAL CORP      COM               13342B105   20,982      413,600 SH        SHARED-DEFINED  1       413,600
CAMERON INTERNATIONAL CORP      COM               13342B105   20,941      412,800 SH        SHARED-DEFINED  2       412,800
CANADIAN NAT RES LTD            COM               136385101    2,687       60,500 SH        SHARED-DEFINED  1        60,500
CANADIAN NAT RES LTD            COM               136385101    2,683       60,400 SH        SHARED-DEFINED  2        60,400
CHESAPEAKE ENERGY CORP          COM               165167107    3,892      150,200 SH        SHARED-DEFINED  1       150,200
CHESAPEAKE ENERGY CORP          COM               165167107    3,881      149,800 SH        SHARED-DEFINED  2       149,800
CHINA MING YANG WIND PWR GRO    SPONSORED ADR     16951C108    6,496      564,900 SH        SHARED-DEFINED  1       564,900
CHINA MING YANG WIND PWR GRO    SPONSORED ADR     16951C108    6,481      563,600 SH        SHARED-DEFINED  2       563,600
CMS ENERGY CORP                 COM               125896100      292       15,700 SH        SHARED-DEFINED  1        15,700
CMS ENERGY CORP                 COM               125896100      290       15,600 SH        SHARED-DEFINED  2        15,600
DENBURY RES INC                 COM NEW           247916208      216       11,300 SH        SHARED-DEFINED  1        11,300
DENBURY RES INC                 COM NEW           247916208      216       11,300 SH        SHARED-DEFINED  2        11,300
DEVON ENERGY CORP NEW           COM               25179M103   27,604      351,600 SH        SHARED-DEFINED  1       351,600
DEVON ENERGY CORP NEW           COM               25179M103   27,549      350,900 SH        SHARED-DEFINED  2       350,900
ENERGY XXI (BERMUDA) LTD        USD UNRS SHS      G10082140    2,180       78,800 SH        SHARED-DEFINED  1        78,800
ENERGY XXI (BERMUDA) LTD        USD UNRS SHS      G10082140    2,175       78,600 SH        SHARED-DEFINED  2        78,600
ENERGYSOLUTIONS INC             COM               292756202   14,515    2,605,893 SH        SHARED-DEFINED  1     2,605,893
ENERGYSOLUTIONS INC             COM               292756202   14,483    2,600,200 SH        SHARED-DEFINED  2     2,600,200
EXCO RESOURCES INC              COM               269279402      703       36,200 SH        SHARED-DEFINED  1        36,200
EXCO RESOURCES INC              COM               269279402      701       36,100 SH        SHARED-DEFINED  2        36,100
FOREST OIL CORP                 COM PAR $0.01     346091705   39,565    1,042,000 SH        SHARED-DEFINED  1     1,042,000
FOREST OIL CORP                 COM PAR $0.01     346091705   39,477    1,039,700 SH        SHARED-DEFINED  2     1,039,700
FUELCELL ENERGY INC             COM               35952H106    2,008      869,411 SH        SHARED-DEFINED  1       869,411
FUELCELL ENERGY INC             COM               35952H106    2,004      867,588 SH        SHARED-DEFINED  2       867,588
GLOBAL INDS LTD                 COM               379336100    1,041      150,200 SH        SHARED-DEFINED  1       150,200
GLOBAL INDS LTD                 COM               379336100    1,038      149,800 SH        SHARED-DEFINED  2       149,800
GOODRICH PETE CORP              COM NEW           382410405    9,279      526,000 SH        SHARED-DEFINED  1       526,000
GOODRICH PETE CORP              COM NEW           382410405    9,250      524,400 SH        SHARED-DEFINED  2       524,400
HALLIBURTON CO                  COM               406216101   45,909    1,124,400 SH        SHARED-DEFINED  1     1,124,400
HALLIBURTON CO                  COM               406216101   45,811    1,122,000 SH        SHARED-DEFINED  2     1,122,000
HEADWATERS INC                  COM               42210P102       64       14,000 SH        SHARED-DEFINED  1        14,000
HEADWATERS INC                  COM               42210P102       64       14,000 SH        SHARED-DEFINED  2        14,000
HESS CORP                       COM               42809H107   34,229      447,200 SH        SHARED-DEFINED  1       447,200
HESS CORP                       COM               42809H107   34,152      446,200 SH        SHARED-DEFINED  2       446,200
MCDERMOTT INTL INC              COM               580037109   10,577      511,206 SH        SHARED-DEFINED  1       511,206
MCDERMOTT INTL INC              COM               580037109   10,555      510,140 SH        SHARED-DEFINED  2       510,140
MURPHY OIL CORP                 COM               626717102   27,703      371,600 SH        SHARED-DEFINED  1       371,600
MURPHY OIL CORP                 COM               626717102   27,643      370,800 SH        SHARED-DEFINED  2       370,800
NATIONAL OILWELL VARCO INC      COM               637071101   15,602      232,000 SH        SHARED-DEFINED  1       232,000
NATIONAL OILWELL VARCO INC      COM               637071101   15,575      231,600 SH        SHARED-DEFINED  2       231,600
OIL SVC HOLDRS TR               DEPOSTRY RCPT     678002106  140,713    1,001,300     PUT   SHARED-DEFINED  1     1,001,300
OIL SVC HOLDRS TR               DEPOSTRY RCPT     678002106  140,347      998,700     PUT   SHARED-DEFINED  2       998,700
OIL SVC HOLDRS TR               DEPOSTRY RCPT     678002106      225        1,600 SH        SHARED-DEFINED  1         1,600
OIL SVC HOLDRS TR               DEPOSTRY RCPT     678002106      225        1,600 SH        SHARED-DEFINED  2         1,600
PATRIOT COAL CORP               COM               70336T104   13,284      685,800 SH        SHARED-DEFINED  1       685,800
PATRIOT COAL CORP               COM               70336T104   13,253      684,200 SH        SHARED-DEFINED  2       684,200
PETROHAWK ENERGY CORP           COM               716495106   10,131      555,100 SH        SHARED-DEFINED  1       555,100
PETROHAWK ENERGY CORP           COM               716495106   10,109      553,900 SH        SHARED-DEFINED  2       553,900
PLAINS EXPL& PRODTN CO          COM               726505100   49,640    1,544,500 SH        SHARED-DEFINED  1     1,544,500
PLAINS EXPL& PRODTN CO          COM               726505100   49,531    1,541,100 SH        SHARED-DEFINED  2     1,541,100
PRIDE INTL INC DEL              COM               74153Q102   18,513      561,000 SH        SHARED-DEFINED  1       561,000
PRIDE INTL INC DEL              COM               74153Q102   18,473      559,800 SH        SHARED-DEFINED  2       559,800
SANDRIDGE ENERGY INC            COM               80007P307   43,408    5,930,000 SH        SHARED-DEFINED  1     5,930,000
SANDRIDGE ENERGY INC            COM               80007P307   43,314    5,917,200 SH        SHARED-DEFINED  2     5,917,200
SCHLUMBERGER LTD                COM               806857108   28,741      344,200 SH        SHARED-DEFINED  1       344,200
SCHLUMBERGER LTD                COM               806857108   28,674      343,400 SH        SHARED-DEFINED  2       343,400
SPDR S&P 500 ETF TR             TR UNIT           78462F103   57,153      454,500 SH        SHARED-DEFINED  1       454,500
SUNPOWER CORP                   DBCV  4.750% 4/1  867652AC3    3,040    3,282,000 PRN       SHARED-DEFINED  1     3,282,000
SUNPOWER CORP                   DBCV  4.750% 4/1  867652AC3    2,324    2,509,000 PRN       SHARED-DEFINED  2     2,509,000
SUNCOR ENERGY INC NEW           COM               867224107   12,490      326,200 SH        SHARED-DEFINED  1       326,200
SUNCOR ENERGY INC NEW           COM               867224107   12,463      325,500 SH        SHARED-DEFINED  2       325,500
SUNPOWER CORP                   COM CL A          867652109   12,718      991,300 SH        SHARED-DEFINED  1       991,300
SUNPOWER CORP                   COM CL A          867652109   12,692      989,239 SH        SHARED-DEFINED  2       989,239
SUNPOWER CORP                   COM CL B          867652307    3,615      291,300 SH        SHARED-DEFINED  1       291,300
SUNPOWER CORP                   COM CL B          867652307    3,608      290,700 SH        SHARED-DEFINED  2       290,700
TRANSOCEAN LTD                  REG SHS           H8817H100   31,036      446,493 SH        SHARED-DEFINED  1       446,493
TRANSOCEAN LTD                  REG SHS           H8817H100   30,973      445,594 SH        SHARED-DEFINED  2       445,594
WALTER ENERGY INC               COM               93317Q105    5,497       43,000 SH        SHARED-DEFINED  1        43,000
WALTER ENERGY INC               COM               93317Q105    5,472       42,800 SH        SHARED-DEFINED  2        42,800
WEATHERFORD INTERNATIONAL LT    REG               H27013103   37,242    1,633,400 SH        SHARED-DEFINED  1     1,633,400
WEATHERFORD INTERNATIONAL LT    REG               H27013103   37,162    1,629,900 SH        SHARED-DEFINED  2     1,629,900
WILLBROS GROUP INC DEL          COM               969203108    1,237      126,000 SH        SHARED-DEFINED  1       126,000
WILLBROS GROUP INC DEL          COM               969203108    1,234      125,700 SH        SHARED-DEFINED  2       125,700


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